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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [X]; Amendment Number: 1
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York        August 15, 2000

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total:   $238,835 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2

                                                          FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
            Col. 1                 Col. 2         Col. 3        Col. 4      Col. 5      Col. 6      Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Voting Authority
                                                              Fair Market  Shares or  Investment    Other    -----------------------
Name of Issuer                 Title of Class    CUSIP No.    Val (x$1000)   Prn Amt  Discretion   Managers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
A T & T                              Com        001957 10 9      1,524       27,400    Shared-Def    2,3,5     27,400
------------------------------------------------------------------------------------------------------------------------------------
A T & T                              Com        001957 10 9        100        1,800    Shared-Def     2,3       1,800
------------------------------------------------------------------------------------------------------------------------------------
A T & T                              Com        001957 10 9        323        5,800    Shared-Def    1,2,3      5,800
------------------------------------------------------------------------------------------------------------------------------------
Alza Corporation                     Com        022615 10 8      2,213       43,500    Shared-Def    2,3,5     43,500
------------------------------------------------------------------------------------------------------------------------------------
Alza Corporation                     Com        022615 10 8        158        3,100    Shared-Def     2,3       3,100
------------------------------------------------------------------------------------------------------------------------------------
Alza Corporation                     Com        022615 10 8        463        9,100    Shared-Def    1,2,3      9,100
------------------------------------------------------------------------------------------------------------------------------------
American Bnkrs Ins Grp               Com        024456 10 5        174        3,200    Shared-Def     2,3       3,200
------------------------------------------------------------------------------------------------------------------------------------
American Bnkrs Ins Grp               Com        024456 10 5      2,080       38,200    Shared-Def    2,3,5     38,200
------------------------------------------------------------------------------------------------------------------------------------
American Bnkrs Ins Grp               Com        024456 10 5        441        8,100    Shared-Def    1,2,3      8,100
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod                   Com        026609 10 7      2,276       39,800    Shared-Def     2,3      39,800
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod                   Com        026609 10 7      1,453       25,400    Shared-Def              25,400
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod                   Com        026609 10 7        617       10,800    Shared-Def    1,2,3     10,800
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod                   Com        026609 10 7      4,426       77,400    Shared-Def    2,3,5     77,400
------------------------------------------------------------------------------------------------------------------------------------
Aquarion                             Com        03838W 10 1      1,428       41,100    Shared-Def    2,3,5     41,100
------------------------------------------------------------------------------------------------------------------------------------
Aquarion                             Com        03838W 10 1         90        2,600    Shared-Def     2,3       2,600
------------------------------------------------------------------------------------------------------------------------------------
Aquarion                             Com        03838W 10 1        299        8,600    Shared-Def    1,2,3      8,600
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield                   Com        048825 10 3      5,231       62,600    Shared-Def    2,3,5     62,600
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield                   Com        048825 10 3        343        4,100    Shared-Def     2,3       4,100
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield                   Com        048825 10 3      1,111       13,300    Shared-Def    1,2,3     13,300
------------------------------------------------------------------------------------------------------------------------------------
Browning Ferris Ind                  Com        115885 10 5      8,372      194,700    Shared-Def    2,3,5    194,700
------------------------------------------------------------------------------------------------------------------------------------
Browning Ferris Ind                  Com        115885 10 5        538       12,500    Shared-Def     2,3      12,500
------------------------------------------------------------------------------------------------------------------------------------
Browning Ferris Ind                  Com        115885 10 5      1,759       40,900    Shared-Def    1,2,3     40,900
------------------------------------------------------------------------------------------------------------------------------------
Centocor Inc                         Com        152342 10 1      1,828       39,200    Shared-Def    2,3,5     39,200
------------------------------------------------------------------------------------------------------------------------------------
Centocor Inc                         Com        152342 10 1        117        2,500    Shared-Def     2,3       2,500
------------------------------------------------------------------------------------------------------------------------------------
Centocor Inc                         Com        152342 10 1        387        8,300    Shared-Def    1,2,3      8,300
------------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System                  Com        197648 10 8      1,229       19,600    Shared-Def    2,3,5     19,600
------------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System                  Com        197648 10 8         81        1,300    Shared-Def     2,3       1,300
------------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System                  Com        197648 10 8        257        4,100    Shared-Def    1,2,3      4,100
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0      2,698      113,900    Shared-Def     2,3     113,900
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0      1,279       54,000    Shared-Def              54,000
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0      1,073       45,300    Shared-Def    1,2,3     45,300
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0      7,869      332,200    Shared-Def    2,3,5    332,200
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                   Com        247357 10 6      1,153       36,600    Shared-Def              36,600
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                   Com        247357 10 6        236        7,500    Shared-Def     2,3       7,500
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                   Com        247357 10 6      3,024       96,000    Shared-Def    2,3,5     96,000
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co                   Com        247357 10 6        646       20,500    Shared-Def    1,2,3     20,500
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours                Com        263534 10 9     12,549      183,700    Shared-Def     2,3     183,700
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours                Com        263534 10 9      1,435       21,000    Shared-Def              21,000
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours                Com        263534 10 9      1,257       18,400    Shared-Def    1,2,3     18,400
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours                Com        263534 10 9      9,127      133,600    Shared-Def    2,3,5    133,600
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H              Com        370442 83 2      6,981      124,100    Shared-Def     2,3     124,100
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H              Com        370442 83 2      3,994       71,000    Shared-Def              71,000
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H              Com        370442 83 2      1,429       25,400    Shared-Def    1,2,3     25,400
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H              Com        370442 83 2     10,097      179,500    Shared-Def    2,3,5    179,500
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co                          Com        375766 10 2      7,064      172,300    Shared-Def     2,3     172,300
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co                          Com        375766 10 2      1,066       26,000    Shared-Def              26,000
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co                          Com        375766 10 2        886       21,600    Shared-Def    1,2,3     21,600
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co                          Com        375766 10 2      7,470      182,200    Shared-Def    2,3,5    182,200
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8      2,629    3,125,000    Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8      1,472    1,750,000    Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8      1,683    2,000,000    Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8        105      125,000    Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation                7% Conv '03    428291 AA 6     1,800    2,000,000    Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation                7% Conv '03    428291 AA 6     1,350    1,500,000    Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation                7% Conv '03    428291 AA 6       225      250,000    Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Household Intl                       Com        441815 10 7      1,398       29,500    Shared-Def              29,500
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5      4,220      228,900    Shared-Def     2,3     228,900
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5      1,672       90,700    Shared-Def              90,700
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5        575       31,200    Shared-Def    1,2,3     31,200
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5      4,178      226,600    Shared-Def    2,3,5    226,600
------------------------------------------------------------------------------------------------------------------------------------
Level One Comm Inc                   Com        527295 10 9        401        8,200    Shared-Def     2,3       8,200
------------------------------------------------------------------------------------------------------------------------------------
Level One Comm Inc                   Com        527295 10 9      6,132      125,300    Shared-Def    2,3,5    125,300
------------------------------------------------------------------------------------------------------------------------------------
Level One Comm Inc                   Com        527295 10 9      1,297       26,500    Shared-Def    1,2,3     26,500
------------------------------------------------------------------------------------------------------------------------------------
Loral Corp                           Com        G56462 10 7      2,016      112,000    Shared-Def     2,3     112,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Corp                           Com        G56462 10 7        360       20,000    Shared-Def              20,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Corp                           Com        G56462 10 7        362       20,100    Shared-Def    1,2,3     20,100
------------------------------------------------------------------------------------------------------------------------------------
Loral Corp                           Com        G56462 10 7      2,662      147,900    Shared-Def    2,3,5    147,900
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1      1,519    1,875,000    Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1        101      125,000    Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1      2,228    2,750,000    Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1        203      250,000    Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Mediaone                             Com        58440J 10 4      8,732      117,400    Shared-Def    2,3,5    117,400
------------------------------------------------------------------------------------------------------------------------------------
Mediaone                             Com        58440J 10 4        573        7,700    Shared-Def     2,3       7,700
------------------------------------------------------------------------------------------------------------------------------------
Mediaone                             Com        58440J 10 4      1,852       24,900    Shared-Def    1,2,3     24,900
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp                           Com        607059 10 2        594        6,000    Shared-Def     2,3       6,000
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp                           Com        607059 10 2      7,742       78,200    Shared-Def    2,3,5     78,200
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp                           Com        607059 10 2      1,564       15,800    Shared-Def    1,2,3     15,800
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                     Com        611662 10 7      5,084      128,500    Shared-Def     2,3     128,500
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                     Com        611662 10 7      1,349       34,100    Shared-Def              34,100
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                     Com        611662 10 7      1,005       25,400    Shared-Def    1,2,3     25,400
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                     Com        611662 10 7      7,165      181,100    Shared-Def    2,3,5    181,100
------------------------------------------------------------------------------------------------------------------------------------
Nine West Group Inc             5.5% Conv '03   65440D AC 6        271      270,000    Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Nine West Group Inc             5.5% Conv '03   65440D AC 6      2,985    2,970,000    Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Nine West Group Inc             5.5% Conv '03   65440D AC 6        523      520,000    Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Office Depot                         Com        676220 10 6      1,291       58,500    Shared-Def              58,500
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                     5% Conv '07   681904 AD 0      2,377    3,250,000    Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                     5% Conv '07   681904 AD 0      2,139    2,925,000    Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                     5% Conv '07   681904 AD 0      3,254    4,450,000    Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                     5% Conv '07   681904 AD 0        274      375,000    Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Republic NY                          Com        760719 10 4      8,012      117,500    Shared-Def    2,3,5    117,500
------------------------------------------------------------------------------------------------------------------------------------
Republic NY                          Com        760719 10 4        518        7,600    Shared-Def     2,3       7,600
------------------------------------------------------------------------------------------------------------------------------------
Republic NY                          Com        760719 10 4      1,698       24,900    Shared-Def    1,2,3     24,900
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4      2,617       75,600    Shared-Def     2,3      75,600
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4      1,475       42,600    Shared-Def              42,600
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4        471       13,600    Shared-Def    1,2,3     13,600
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4      4,093      118,200    Shared-Def    2,3,5    118,200
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9      1,458    1,625,000    Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9      2,468    2,750,000    Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9      1,683    1,875,000    Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9        224      250,000    Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Vodaphone ADR                        Com        92857T 10 7      1,556        7,900    Shared-Def    2,3,5      7,900
------------------------------------------------------------------------------------------------------------------------------------
Vodaphone ADR                        Com        92857T 10 7         79          400    Shared-Def     2,3         400
------------------------------------------------------------------------------------------------------------------------------------
Vodaphone ADR                        Com        92857T 10 7        335        1,700    Shared-Def    1,2,3      1,700
------------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del         6.00% Conv '07   981443 AA 2      1,853    1,935,000    Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del         6.00% Conv '07   981443 AA 2        718      750,000    Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del         6.00% Conv '07   981443 AA 2      1,205    1,259,000    Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
World Color Press  Del         6.00% Conv '07   981443 AA 2        359      375,000    Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
                                                               238,835
------------------------------------------------------------------------------------------------------------------------------------
